Schedule of Operating Right-of-use Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Balance of Operating ROU asset	$ 1,685,802	$ 3,623,078		$ 4,948,393
Theralink Technologies Inc [Member]
Operating office lease	1,212,708		$ 1,212,708		$ 231,337
Less accumulated reduction	(95,539)		(57,847)		(62,673)
Balance of Operating ROU asset	$ 1,117,169		$ 1,154,861		$ 168,664